FVM - Fair value hierarchy - Assets (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	SFr 356,338	SFr 347,525	SFr 316,629
Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	112,121	105,554	126,144
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	11,527	14,885	12,854
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	8,640	8,731	8,563
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,829	3,611	3,847
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	11,230	9,215	9,632
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	266	326	368
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	76,612	68,787	79,565
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]			11,316
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	121,604	113,333	118,227
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	38,782	41,196	44,049
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,127	2,352	2,816
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	53,690	42,649	47,143
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	24,939	25,002	22,232
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,564	1,379	1,727
Measured at fair value on a recurring basis | Brokerage receivables mandatorily measured at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	18,415	20,250
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	93,217	97,532	58,933
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	25,305	27,901	25,961
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	22,807	24,025	21,467
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Structured securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	7,622	7,760	291
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,832	1,713
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	770	689	582
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	602	567
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	24,568	24,183
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9,298	10,277	10,143
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	414	415	489
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	6,941	6,758	8,665
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,675	2,634	2,866
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	434	473	1,189
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,832	3,651	3,880
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	0	0	730
Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets at fair value	[1]	3,975	4,032	4,563
Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets at fair value	[1],[6]	65	67	95
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	146,519	141,707	140,015
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	96,129	89,273	108,962
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	10,650	13,769	11,935
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	550	342	37
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	8,716	6,951	7,223
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	76,214	68,211	79,274
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]			10,492
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	878	853	458
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	8	1
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	563	385	207
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	7	21	16
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage receivables mandatorily measured at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	42,929	44,989	23,032
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	21,853	24,255	22,062
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	958	760	765
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Structured securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	194	167	205
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	101	151
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	19,824	19,655
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,608	2,560	3,000
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,563	2,515	2,733
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	44	45	121
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	0	0	146
Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets at fair value	[1]	3,975	4,032	4,563
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets at fair value	[1],[6]	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	200,297	197,861	171,125
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	12,729	14,344	15,211
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	877	1,115	918
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	7,463	8,157	7,974
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	2,096	3,005	3,346
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,974	1,560	1,839
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	110	169	194
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	210	338	186
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]			755
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	119,245	111,135	116,221
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	38,555	41,153	43,913
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,674	1,894	2,266
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	52,941	42,025	46,748
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	24,320	24,374	21,541
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,564	1,379	1,727
Level 2 | Measured at fair value on a recurring basis | Brokerage receivables mandatorily measured at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	18,415	20,250
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	45,518	47,876	34,481
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,452	3,646	3,900
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	21,849	23,265	20,702
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Structured securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	7,556	7,621	118
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0	0
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	458	415	377
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	16	47
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	4,735	4,528
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	7,394	8,353	9,385
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	57	1	0
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	4,333	4,197	5,157
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	111	118	133
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	390	428	1,060
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,832	3,651	3,880
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	0	0	85
Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets at fair value	[1]	0	0	0
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets at fair value	[1],[6]	57	58	54
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	9,522	7,957	5,489
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	3,263	1,937	1,972
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	627	233	552
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,733	606	501
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	540	704	571
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	157	157	174
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	188	237	105
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]			69
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,481	1,344	1,549
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	226	35	135
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	452	458	550
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	186	239	189
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	612	608	675
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Brokerage receivables mandatorily measured at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	4,769	4,667	1,419
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Structured securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[4]	65	140	173
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[3]	1,832	1,713
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	118	107	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	484	369
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[2]	8	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	1,904	1,924	758
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	357	413	489
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	507
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	9
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, at fair value	[1],[5]	0	0	499
Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets at fair value	[1],[6]	SFr 9	SFr 9	SFr 42

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented.

[2]
Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading as of 1 January 2018. Refer to Note 19 for more information.

[3]
Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.

[4]
The increases in Structured securities financing transactions from 31 December 2017 to 31 March 2018 primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.

[5]
Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 19 for more information.

[6]	Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.